Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	9 Months Ended
Sep. 30, 2019
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Schedule of transactions with related parties

	Nine Months Ended
	September 30,
	2019	2018
	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	5,334	5,243
Revenue from research and development services from:
Equity investees	373	7,308
Purchases from:
Equity investees	1,792	1,812
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	324	377
An equity investee	2,682	9,652
	3,006	10,029
Rendering of support services from:
An indirect subsidiary of CK Hutchison	698	682

Schedule of balances with related parties

	September 30,	December 31,
	2019	2018
	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	1,227	2,709
An equity investee (note (a))	127	73
	1,354	2,782
Accounts payable
An equity investee (note (a))	1,495	6,507
Amounts due from related parties
An indirect subsidiary of CK Hutchison (notes (a) and (b))	3,294	—
Equity investees (note (a))	898	889
	4,192	889
Amounts due to related parties
An indirect subsidiary of CK Hutchison (note (c))	—	432
Other deferred income
An equity investee (note (d))	1,147	1,356

Notes:

(a)

Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.

(b)	Balance includes US$3.7 million of issuance costs borne by an indirect subsidiary of CK Hutchison related to its secondary offering of the Company's ADS completed in July 2019.
(c)	Amounts due to an indirect subsidiary of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Nine Months Ended
	September 30,
	2019	2018
	(in US$’000)
Sales	19,510	15,375
Purchases	9,778	11,690
Interest expense	—	60

Schedule of balances with non-controlling shareholders of subsidiaries

	September 30,	December 31,
	2019	2018
	(in US$’000)
Accounts receivable—third parties	4,758	5,070
Accounts payable	3,916	4,960
Other payables, accruals and advance receipts
Dividend payable	—	1,282
Other non-current liabilities
Loan	579	579